Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt
Schedule of outstanding short term debt

	Annual		As of	As of
Name	interest rates	Term	December 31, 2023	June 30, 2024
			RMB	RMB	US$
Short-term loans
Short-term bank loans	3.20%-5.00%	0.5-1 year	89,920	101,328	13,943
Long-term debt, current portion	5.55% - 10.46%	3-4.5 years	2,733	2,867	395
Total			92,653	104,195	14,338

Schedule of long-term debt

	Annual		As of	As of
Name	interest rates	Term	December 31, 2023	June 30, 2024
			RMB	RMB	US$
Long-term debt, current portion	5.55% - 10.46%	3-4.5 years	2,733	2,867	395
Long-term debt, non-current portion	5.55% - 10.46%	3-4.5 years	7,533	6,147	846
Total			10,266	9,014	1,241